Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 14,467	R$ 13,746
Social contribution	5,061	4,847
Social Contribution on revenues (COFINS)	2,780	2,128
Social Integration Program (PIS)	606	460
Service tax (ISS) on billing	1,742	856
Withholding Income Tax (IRRF) deducted from third parties	103	143
Others	94	111
Taxes and contributions payable	R$ 24,853	R$ 22,291